Loan Receivables (Details) - 6 months ended Sep. 30, 2025	SGD ($)	USD ($)
Loan Receivables [Abstract]
Loan receivable bears interest	5.50%	5.50%
Unsecured and repayable term	2 years	2 years
Repayment of loan	$ 1,791,686	$ 1,388,904